Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2025
Basis Of Preparation [Abstract]
Basis of presentation	Basis of preparation
Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed consolidated financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These condensed interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2025. In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the results for the interim periods.
The financial statements cover Mesoblast Limited and its subsidiaries. The financial statements were authorized for issue by the board of directors on February 27, 2026. The directors have the power to amend and reissue the financial statements.
(i)    Going concern
As of December 31, 2025, the Group held total cash reserves of $130.0 million. The Group continues its focus on measured allocation of resources for its planned commercial, research and development activities and as a result reports net cash usage for operating activities of $30.3 million for the six months ended December 31, 2025. Since the launch of Ryoncil® in late March 2025, the Group recognized net product sales of $48.7 million during the six months ended December 31, 2025.
In December 2025, the Group entered into a $125.0 million five-year non-dilutive credit-line facility. Following the drawdown of $75.0 million, the Group restructured its existing debt arrangements, including the repayment of its senior secured loan with Oaktree Capital Management, Inc. and partial repayment of its NovaQuest facility. The second $50.0 million tranche of the credit-line facility is available to be drawn at the Group's option until June 30, 2026. The initial $75.0 million drawn is unsecured until the remainder of the NovaQuest debt is repaid, no later than July 8, 2026, after which the entire new facility (up to $125.0 million) will be secured solely with the TEMCELL royalty. The company expects that existing cash and cash equivalents, together with cash from the sales of Ryoncil® will be sufficient to fund the Group's forecast operating cash usage over the next twelve months from the date of signing the financial statements. As a result, the condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of its liabilities in the normal course of business.
(ii)    Historical cost convention
These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.
(iii)    New and amended standards adopted by the Group
There were no new or amended standards adopted by the Group in the six months ended December 31, 2025 that materially impacted the Group.. These interim financial statements follow the same accounting policies as compared to the
June 30, 2025 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.
(iv)    New accounting standards and interpretations not yet adopted by the Group
IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
There were no other new accounting standards and interpretations not yet adopted by the Group for the December 31, 2025 reporting period that are expected to materially impact the Group.
(v)    Use of estimates
The preparation of these condensed consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
(vi)    Impact of pandemics, geopolitical or economic instability and climate events
Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to pandemics, geopolitical and/or economic instability or the impact climate events could have on the Group's significant accounting estimates. The Group does not expect these areas to have a material impact on the Group's significant accounting estimates.